Appendix 7 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2017
Details Of Due Dates Of Payments To Suppliers [Abstract]
Appendix 7 Details of Due Dates of Payments to Suppliers

APPENDIX 7 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS

This appendix forms an integral part of the Group’s financial statements.

	Balance as of
	12-31-2017				12-31-2016
Suppliers	Goods	Services	Other	Total	Goods	Services	Other	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers with Current Payment Amounts
Up to 30 days	-	94,132,901	-	94,132,901	-	90,386,018	-	90,386,018
Total	-	94,132,901	-	94,132,901	-	90,386,018	-	90,386,018